Related party disclosures - Superannuation plans (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Related party disclosures
Group contributions to defined contribution plans	$ 535	$ 509
Group contributions to defined benefit plans	$ 30	$ 89